Intangible Assets (Details Textual) - ILS (₪) ₪ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Intangible Assets (Textual)
Impairment loss		₪ 2,294	[1]	₪ 129
International Communications And Internet Services [Member]
Intangible Assets (Textual)
Nominal capital rate		10.25%
Permanent growth rate		3.00%
Recoverable amount		₪ 1,200
Impairment loss		140
Carrying amount		461
Walla Communications [Member]
Intangible Assets (Textual)
Impairment loss		₪ 37
Cellular Telephone [Member]
Intangible Assets (Textual)
Nominal capital rate		9.25%
Permanent growth rate		3.00%
Recoverable amount		₪ 5,342
Impairment loss	₪ 333	145
Carrying amount		₪ 476
ifrs-full:TechnologybasedIntangibleAssetsMember
Intangible Assets (Textual)
Nominal capital rate		7.75%
Permanent growth rate		1.00%
Multi-Channel Television [Member]
Intangible Assets (Textual)
Nominal capital rate		8.50%
Permanent growth rate		0.00%
Recoverable amount		₪ 1,638
Impairment loss		1,638
Carrying amount		871
Tax reserve		₪ 1,524

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1.